Schedule of financial instruments denominated in foreign currencies (Details) € in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ (74,626)			$ (33,357)
Long-term debt	(769,529)			(134,846)
Net financial liabilities	1,066,434			231,921
Trade receivables	13,928			3,085
Net financial assets	1,626,485			589,732
Net financial liabilities	(1,066,434)			$ (231,921)
U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash	211	€ 89
Taxes recoverable	1,141
Accounts payable and accrued liabilities	(8,033)
Long-term debt	(8,250)
Net financial liabilities	14,931	89
Net financial liabilities	$ (14,931)	€ (89)
Euro [member]
IfrsStatementLineItems [Line Items]
Cash			$ 41
Trade receivables			13,066
Net financial assets			13,107
Korean won [member]
IfrsStatementLineItems [Line Items]
Cash			1,993
Accounts payable and accrued liabilities			(1,367)
Long-term debt			(134,945)
Net financial liabilities			134,319
Net financial liabilities			$ (134,319)